Accrued Expenses (Q2) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Schedule of Accrued Expenses
Accrued expenses consisted of the following (in thousands):
	June 30, 2022	December 31, 2021
Accrued employee compensation and benefits	$350	$1,763
Accrued external research and development expenses	962	1,633
Accrued professional fees	740	901
Other	370	549
	$2,422	$4,846

Accrued expenses consisted of the following (in thousands):
	December 31,
	2021	2020
Accrued employee compensation and benefits	$1,763	$4,295
Accrued external research and development expenses	1,633	1,780
Accrued professional fees	901	987
Other	549	789
	$4,846	$7,851

Summary of restructuring balance accrued expenses and other current liabilities
The following table summarizes the changes in the Company’s accrued restructuring balance, which are included in Accrued expenses and other current liabilities in the accompanying condensed consolidated balance sheet:
(In thousands)	2022
Beginning balance at December 31, 2021	$—
Restructuring costs, personnel related	985
Cash paid for restructuring costs	(330)
Ending balance at March 31, 2022	655
Restructuring costs, personnel related	412
Cash paid for restructuring costs	(765)
Forfeitures	(31)
Ending balance at June 30, 2022	$271